March 15, 2013

Draft Registration Statement

U.S. Securities and Exchange Commission

Division of Corporate Finance

100 F. Street, N.E.

Washington, D.C. 20549

Re:       Confidential Submission of Draft Registration Statement on Form S-4

Ladies and Gentlemen,

Please find attached a draft Registration Statement on Form S-4 (the “Draft Registration Statement”) of TRAC Intermodal LLC and TRAC Intermodal Corp. (the “Registrants”) to the staff of the U.S. Securities and Exchange Commission for confidential nonpublic review.  The Registration Statement submitted herewith relates to the offer to exchange up to $300.0 million aggregate principal amount of 11.0% secured senior notes due 2019 for all outstanding 11.0% secured senior notes due 2019.  The Registrants confirm that they are an “emerging growth company” pursuant to the Jumpstart Our Business Startups Act of 2012 and are confidentially submitting the Draft Registration Statement to the U.S. Securities and Exchange Commission in accordance therewith.

Please contact me if you have any questions about this confidential submission.

Sincerely yours,

/s/ Pamela L. Marcogliese

Pamela L. Marcogliese

Cc: Elizabeth K. Bieber
Cleary Gottlieb Steen & Hamilton LLP

Elisabeth Milan
Cleary Gottlieb Steen & Hamilton LLP